Deferred Taxes	12 Months Ended
Dec. 31, 2020
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Deferred Taxes
NOTE 32: DEFERRED TAXES
As having not yet reached the commercialization step, the Group accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Group. Significant uncertainty exists however surrounding the Group’s ability to realize taxable profits in a foreseeable future. Therefore, the Group has not recognized any net deferred tax assets in its statements of financial position.
Deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
December 31, 2020
	Assets	Liabilities	Net
Intangibles assets	—	(1 826)	(1 826)
Tangible assets	—	(26)	(26)
Recoverable cash advances liability	1 067	—	1 067
Contingent consideration liability	3 881	—	3 881
Employee Benefits liability	154	—	154
Other temporary difference	—	(346)	(346)

Tax-losses carried forward	63 302	—	63 302
	—	—	—

Unrecognized Gross Deferred Tax assets/(liabilities)	68 405	(2 197)	66 208
Netting by tax entity	(2 174)	2 174	—
Unrecognized Net Deferred Tax assets/(liabilities)	66 231	(23)	66 208

Deferred tax assets and liabilities are detailed below by nature of temporary differences for the prior year:

	For the year ended
	December 31, 2019
(€’000)	Assets	Liabilities	Net
Intangibles assets	—	(894)	(894)
Tangible assets	—	(90)	(90)
Recoverable cash advances liability	1 056	—	1 056
Contingent consideration liability	6 189	—	6 189
Employee Benefits liability	100	—	100
Other temporary difference	—	(473)	(473)
Tax-losses carried forward	55 414	—	55 414
	—	—	—
Unrecognized Gross Deferred Tax assets/(liabilities)	62 758	(1 458)	61 300
Netting by tax entity	(1 365)	1 365	—
Unrecognized Net Deferred Tax assets/(liabilities)	61 393	(93)	61 300

The Group’s main deductible tax base relates to tax losses carried forward, which have indefinite term under both BE and US tax regimes applicable to its subsidiaries.
The remaining temporary differences refer to differences between IFRS accounting policies and local tax reporting policies.
The Group has not recognized any net deferred tax asset on its statements of financial position, for the same reason as explained above (uncertainty relating to taxable profits in a foreseeable future).

The change in the Group’s net deferred tax asset balance is detailed below:
UNRECOGNIZED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2020	2019	2018
Opening balance at January 1,	61 300	53 279	48 839
Temporary difference creation or reversal	(2 981)	(536)	5 734
Change in Tax-losses carried forward	8 064	8 556	(1 294)
Change in US tax rate applicable (23% > 21%)	(176)	—	—
Closing balance at December 31,	66 208	61 300	53 279

The net increase in the balance mainly relates to the additional losses reported for the current year.